UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  Form 13F-HR

                              Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:          December 31, 2012


Check here if Amendment [     ]; Amendment Number:
     This Amendment (Check only one.): [   ]   is a restatement.
                                       [   ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        GV Financial Advisors
Address:     1100 Abernathy Road
             Building 500, Suite 500
             Atlanta, GA 30328

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gina Kowacich
Title:   Operations Manager
Phone:   770-295-5756

Signature, Place, and Date of Signing:

/s/ Gina Kowacich                 Atlanta, GA
     [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:                29

Form 13F Information Table Value Total:          148,866,949.77
                                                   (thousands)




List of Other Included Managers:




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
                                                                  TOTAL
ISSUER                           SYMBOL     CUSIP                 VALUE                 SECTOR     INVESTMENT     OTHER    VOTING
                                                                 1,000.00    QUANTITY    CODE      DISCRETION     MGRS    AUTHORITY

iShares Barclays Aggregate Bond   AGG      464287226             402840.28      3626.578 ISHARES       Yes          No       No
iShares Barclays Intermediate
  Credit Bond                     CIU      464288638             193644.60          1740 ISHARES       Yes          No       No
iShares Barclays 1-3 Year
  Credit Bond                     CSJ      464288646             232056.00          2200 ISHARES       Yes          No       No
iShares MSCI Emerging
  Markets Index                   EEM      464287234           14438844.90      327354.346 ISHARES     Yes          No       No
iShares MSCI EAFE Index           EFA      464287465           27954365.39    499557.987 ISHARES       Yes          No       No
iShares MSCI EAFE Growth Index    EFG      464288885             694902.96         11574 ISHARES       Yes          No       No
iShares MSCI EAFE Value Index     EFV      464288877             710095.36         14599 ISHARES       Yes          No       No
iShares MSCI Singapore Index      EWS      464286673               2738.00           200 ISHARES       Yes          No       No
iShares Cohen & Steers Realty
  Majors Index                    ICF      464287564            5854444.03     75505.922 ISHARES       Yes          No       No
iShares DJ US Oil Equip &
  Services Index                  IEZ      464288844             118598.25          2232 ISHARES       Yes          No       No
iShares S&P SmallCap 600
  Citigroup Value Index           IJS      464287879              10599.21           131 ISHARES       Yes          No       No
iShares S&P 500 Citigroup
  Value Index                     IVE      464287408             318605.61          4799 ISHARES       Yes          No       No
iShares S&P 500 Growth Index      IVW      464287309             174050.52          2298 ISHARES       Yes          No       No
iShares Russell 1000 Index        IWB      464287622              33084.70           418 ISHARES       Yes          No       No
iShares Russell Microcap Index    IWC      464288869             283682.49      4776.066 ISHARES       Yes          No       No
iShares Russell 1000 Value Index  IWD      464287598           39018841.87   545889.8977 ISHARES       Yes          No       No
iShares Russell 1000 Growth Index IWF      464287614           40881381.49   632978.4983 ISHARES       Yes          No       No
iShares Russell 2000 Index        IWM      464287655             241486.76          2864 ISHARES       Yes          No       No
iShares Russell 2000 Value Index  IWN      464287630            9770777.57    134545.134 ISHARES       Yes          No       No
iShares Russell 2000 Growth Index IWO      464287648            6195111.89       64705.6 ISHARES       Yes          No       No
iShares Russell Midcap
  Growth Index                    IWP      464287481              27443.60           437 ISHARES       Yes          No       No
iShares Russell Midcap
  Value Index                     IWS      464287473             192117.76          3824 ISHARES       Yes          No       No
iShares Dow Jones US Real
  Estate Index                    IYR      464287739             373472.29      6443.047 ISHARES       Yes          No       No
iShares Morningstar Large Cap
  Value Index                     JKF      464288109             507185.49          5688 ISHARES       Yes          No       No
iShares Morningstar Small Cap
  Growth Index                    JKK      464288604              32190.55           343 ISHARES       Yes          No       No
iShares Morningstar Small Cap
  Value Index                     JKL      464288703              47649.00           525 ISHARES       Yes          No       No
iShares KLD Select Social Index   KLD      464288802             120177.78      2025.582 ISHARES       Yes          No       No
iShares Barclays 1-3 Yr
  Treasury Bond                   SHY      464287457              14857.92           176 ISHARES       Yes          No       No
iShares MSCI Turkey               TUR      464286715              21703.50           325 ISHARES       Yes          No       No
                                                              148866949.77
                                                                             2351781.658